   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 14, 2001
                                             1933 ACT REGISTRATION NO. 333-33782
                                             1940 ACT REGISTRATION NO. 811-08579
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 4 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT R
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (219) 455-2000

       Elizabeth Frederick, Esquire                            COPY TO:
The Lincoln National Life Insurance Company             Jeremy Sachs, Esquire
         1300 South Clinton Street           The Lincoln National Life Insurance Company
               P.O. Box 1110                                350 Church St.
         Fort Wayne, Indiana 46802                        Hartford, CT 06103
  (NAME AND ADDRESS OF AGENT FOR SERVICE)

       APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as possible after the effective date of the Registration Statement. INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant for the fiscal year ending December 31, 2000 was filed March 22, 2001.

    It is proposed that this filing will become effective:

     --   immediately upon filing pursuant to Rule 485(b)
     --   on September 4, 2001 pursuant to Rule 485(b)
     --   60 days after filing pursuant to Rule 485(a)
      X
     --   on October 15, 2001 pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  1                            Cover Page Highlights

  2                            Cover Page

  3                            *

  4                            Distribution of Policies

  5                            Lincoln Life, the Separate Account and the
                               General Account

  6(a)                         Lincoln Life, the Separate Account and the
                               General Account

  6(b)                         *

  9                            Legal Proceedings

  10(a)-(c)                    Right-to-Examine Period; Surrenders; Accumulation
                               Value; Reports to Policy Owners

  10(d)                        Right to Exchange the Policy; Policy Loans;
                               Surrenders; Allocation of Net Premium Payments

  10(e)                        Lapse and Reinstatement

  10(f)                        Voting Rights

  10(g)-(h)                    Substitution of Securities

  10(i)                        Premium Payments; Transfers; Death Benefits;
                               Payment of Death Benefit Proceeds; Policy Values;
                               Settlement Options

  11                           The Funds

  12                           The Funds

  13                           Charges; Fees

  14                           Issuance

  15                           Premium Payments; Transfers

  16                           Lincoln Life, the Separate Account and the
                               General Account

  17                           Surrenders

  18                           Lincoln Life, the Separate Account and the
                               General Account

  19                           Reports to Policy Owners

  20                           *

  21                           Policy Loans

  22                           *

  23                           Lincoln Life, the Separate Account and the
                               General Account

  24                           Incontestability; Suicide; Misstatement of Age or
                               Gender

  25                           Information about Lincoln Life and the Separate
                               Account

  26                           Fund Participation Agreements

  27                           Lincoln Life, the Separate Account and the
                               General Account

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  28                           Directors and Officers of Lincoln Life

  29                           Lincoln Life, the Separate Account and the
                               General Account

  30                           *

  31                           *

  32                           *

  33                           *

  34                           *

  35                           *

  37                           *

  38                           Distribution of Policies

  39                           Distribution of Policies

  40                           *

  41(a)                        Distribution of Policies

  42                           *

  43                           *

  44                           The Funds; Premium Payments

  45                           *

  46                           Surrenders

  47                           Lincoln Life, the Separate Account and the
                               General Account; Surrenders, Transfers

  48                           *

  49                           *

  50                           Lincoln Life, the Separate Account and the
                               General Account

  51 Cover Page; Highlights; Premium Payments; Right to Exchange the Policy

  52                           Substitution of Securities

  53                           Tax Matters

  54                           *

  55                           *

* Not Applicable

                          SUPPLEMENT FOR PROSPECTUS 1

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

                        SUPPLEMENT DATED         , 2001
                     TO THE PROSPECTUSES DATED MAY 1, 2001
                        WHICH DESCRIBES LINCOLN SVUL-II

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices":

You may also choose Riders offered for this Policy. These may alter the benefits or charges in the Policy. They also may vary by issue state, and may have tax consequences to you. See Page 36.

2. The following is added to the HIGHLIGHTS section, on page 5, "Insurance Charges and Fees" sub-section immediately after the paragraph beginning "Surrender in full."

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal. There is a one-time administrative charge of not more than $250 for this Rider. See page 36.

3. The following is added to the end of the "Monthly Deduction" section of CHARGES AND FEES on page 25.

If you select the Estate Tax Repeal Rider, there is a one-time administrative charge of not more than $250.

4. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 26.

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal, as defined in the Riders section of this Prospectus.

5. The following is added to the end of the " Surrender Value" section of POLICY LIQUIDITY on page 32:

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal, as defined in the Riders section of this Prospectus.

6. The following is added to the beginning of the "Riders" section of OTHER POLICY PROVISIONS on page 36.

Riders may be offered to you which alter the benefit or charges in the Policy. The Riders offered may vary by issue state, and may have tax consequences to you.

ESTATE TAX REPEAL RIDER

This Rider, if desired, may be added to Policies approved for issue on July 30, 2001 and later, subject to state availability and administrative requirements. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to surrender your Policy for an amount equal to the Surrender Value of the Policy, determined as of the date of surrender, without paying the applicable Surrender Charge.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836)at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins a 12-month "window" for you to exercise the Rider) is the later of
1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

There is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

If the Policy lapses and is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

7. The following Financial Statements are required to be added, based on the timing of this Supplement:

Lincoln Life Flexible Premium Variable Life Account R: as of June 30, 2001 -- unaudited

The Lincoln National Life Insurance Company: as of June 30, 2001 -- unaudited.

             Lincoln Life Flexible Premium Variable Life Account R
                           (June 30, 2001 unaudited)

Lincoln Life Flexible Premium Variable Life Account R
Statement of Assets and Liability
June 30, 2001 (unaudited)

                                                       AIM             AIM                           AIM
                                                       V.I.            V.I.           AIM            V.I.             AIM
                                                       CAPITAL         DIVERSIFIED    V.I.           INTERNATIONAL    V.I.
                                                       APPRECIATION    INCOME         GROWTH         EQUITY           VALUE
                                       COMBINED        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)       $ 41,192,840     $       --      $      --     $        --     $        --     $        --
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)     122,208,613      1,601,749        722,238      10,126,853       1,623,783      13,045,164
                                       ------------     ----------      ---------     -----------     -----------     -----------
-----------------------------------
Total Investments                       163,401,453      1,601,749        722,238      10,126,853       1,623,783      13,045,164
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                    7,127             70             32             443              71             573
                                       ------------     ----------      ---------     -----------     -----------     -----------
-----------------------------------
NET ASSETS                             $163,394,326     $1,601,679      $ 722,206     $10,126,410     $ 1,623,712     $13,044,591
                                       ============     ==========      =========     ===========     ===========     ===========
-----------------------------------
Percent of net assets                        100.00%          0.98%          0.44%           6.20%           0.99%           7.98%
                                       ============     ==========      =========     ===========     ===========     ===========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period                            136,818         74,008         320,304              --         348,469
 - Unit value                                           $   11.707      $   9.758     $     9.072     $        --     $    11.888
                                                        ----------      ---------     -----------     -----------     -----------
                                                         1,601,679        722,206       2,905,946              --       4,142,603
                                                        ----------      ---------     -----------     -----------     -----------
SVUL Policies:
 - Units in accumulation period                                 --             --         436,118          60,544         489,024
 - Unit value                                           $       --      $      --     $     7.251     $     9.482     $     9.395
                                                        ----------      ---------     -----------     -----------     -----------
                                                                --             --       3,162,090         574,089       4,594,406
                                                        ----------      ---------     -----------     -----------     -----------
SVUL II Policies:
 - Units in accumulation period                                 --             --         747,394         154,583         572,770
 - Unit value                                           $       --      $      --     $     5.430     $     6.790     $     7.521
                                                        ----------      ---------     -----------     -----------     -----------
                                                                --             --       4,058,374       1,049,623       4,307,582
                                                        ----------      ---------     -----------     -----------     -----------
-----------------------------------
NET ASSETS                                              $1,601,679      $ 722,206     $10,126,410     $ 1,623,712     $13,044,591
                                                        ==========      =========     ===========     ===========     ===========
-----------------------------------


                                     AFIS
                                     GROWTH
                                     CLASS 2
                                     SUBACCOUNT
-----------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)     $       --
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)   7,255,269
                                     ----------
-----------------------------------
Total Investments                     7,255,269
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                  314
                                     ----------
-----------------------------------
NET ASSETS                           $7,254,955
                                     ==========
-----------------------------------
Percent of net assets                      4.44%
                                     ==========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period              --
 - Unit value                        $       --
                                     ----------
                                             --
                                     ----------
SVUL Policies:
 - Units in accumulation period         119,056
 - Unit value                        $    8.380
                                     ----------
                                        997,677
                                     ----------
SVUL II Policies:
 - Units in accumulation period         746,673
 - Unit value                        $    8.380
                                     ----------
                                      6,257,278
                                     ----------
-----------------------------------
NET ASSETS                           $7,254,955
                                     ==========
-----------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statement of Assets and Liability (continued)
June 30, 2001 (unaudited)

                                       AFIS          AFIS              BARON         DEUTSCHE        DEUTSCHE       DEUTSCHE
                                       GROWTH-       GLOBAL SMALL      CAPITAL       VIT             VIT            VIT
                                       INCOME        CAPITALIZATION    ASSET         EAFE            EQUITY         SMALL
                                       CLASS 2       CLASS 2           12B1          EQUITY INDEX    500 INDEX      CAP INDEX
                                       SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)       $       --      $        --     $      --     $        --     $        --    $       --
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)     4,686,430          643,917       939,982         914,028      18,773,854     1,179,678
                                       ----------      -----------     ---------     -----------     -----------    ----------
-----------------------------------
Total Investments                       4,686,430          643,917       939,982         914,028      18,773,854     1,179,678
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                    203               28            40              40             824            51
                                       ----------      -----------     ---------     -----------     -----------    ----------
-----------------------------------
NET ASSETS                             $4,686,227      $   643,889     $ 939,942     $   913,988     $18,773,030    $1,179,627
                                       ==========      ===========     =========     ===========     ===========    ==========
-----------------------------------
Percent of net assets                        2.87%            0.39%         0.58%           0.56%          11.50%         0.72%
                                       ==========      ===========     =========     ===========     ===========    ==========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period                --               --            --              --         747,200            --
 - Unit value                          $       --      $        --     $      --     $        --     $    11.100    $       --
                                       ----------      -----------     ---------     -----------     -----------    ----------
                                               --               --            --              --       8,293,899            --
                                       ----------      -----------     ---------     -----------     -----------    ----------
SVUL Policies:
 - Units in accumulation period            36,642            2,294        38,310          49,850         632,911        33,514
 - Unit value                          $   10.857      $     7.278     $  12.283     $     8.603     $     9.207    $   11.524
                                       ----------      -----------     ---------     -----------     -----------    ----------
                                          397,824           16,698       470,575         428,882       5,827,270       386,213
                                       ----------      -----------     ---------     -----------     -----------    ----------
SVUL II Policies:
 - Units in accumulation period           394,911           86,168        44,555          66,173         556,644        80,454
 - Unit value                          $   10.859      $     7.279     $  10.535     $     7.331     $     8.357    $    9.862
                                       ----------      -----------     ---------     -----------     -----------    ----------
                                        4,288,403          627,191       469,367         485,106       4,651,861       793,414
                                       ----------      -----------     ---------     -----------     -----------    ----------
-----------------------------------
NET ASSETS                             $4,686,227      $   643,889     $ 939,942     $   913,988     $18,773,030    $1,179,627
                                       ==========      ===========     =========     ===========     ===========    ==========
-----------------------------------


                                     DGPF          DGPF
                                     HIGH YIELD    DEVON
                                     SUBACCOUNT    SUBACCOUNT
-----------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)     $ 475,501     $  73,951
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)         --            --
                                     ---------     ---------
-----------------------------------
Total Investments                      475,501        73,951
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                  21             3
                                     ---------     ---------
-----------------------------------
NET ASSETS                           $ 475,480     $  73,948
                                     =========     =========
-----------------------------------
Percent of net assets                     0.29%         0.05%
                                     =========     =========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period             --            --
 - Unit value                        $      --     $      --
                                     ---------     ---------
                                            --            --
                                     ---------     ---------
SVUL Policies:
 - Units in accumulation period         40,873         7,369
 - Unit value                        $   7.256     $   7.594
                                     ---------     ---------
                                       296,586        55,958
                                     ---------     ---------
SVUL II Policies:
 - Units in accumulation period         21,656         2,130
 - Unit value                        $   8.261     $   8.447
                                     ---------     ---------
                                       178,894        17,990
                                     ---------     ---------
-----------------------------------
NET ASSETS                           $ 475,480     $  73,948
                                     =========     =========
-----------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statement of Assets and Liability (continued)
June 30, 2001 (unaudited)

                                                                                               FIDELITY      FIDELITY
                                       DGPF          DGPF                                      VIP           VIP
                                       EMERGING      SMALL         DGPF          DGPF          EQUITY-       GROWTH
                                       MARKETS       CAP VALUE     REIT          TREND         INCOME        SERVICE CLASS
                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)       $ 641,685     $3,861,487    $ 526,360     $7,457,823    $       --     $       --
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)           --             --           --             --     3,339,233      2,716,586
                                       ---------     ----------    ---------     ----------    ----------     ----------
-----------------------------------
Total Investments                        641,685      3,861,487      526,360      7,457,823     3,339,233      2,716,586
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                    28            166           23            318           146            119
                                       ---------     ----------    ---------     ----------    ----------     ----------
-----------------------------------
NET ASSETS                             $ 641,657     $3,861,321    $ 526,337     $7,457,505    $3,339,087     $2,716,467
                                       =========     ==========    =========     ==========    ==========     ==========
-----------------------------------
Percent of net assets                       0.39%          2.36%        0.32%          4.56%         2.04%          1.66%
                                       =========     ==========    =========     ==========    ==========     ==========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period           18,429        159,069           --        117,536       291,340             --
 - Unit value                          $   9.543     $   11.674    $      --     $   15.717    $   11.461     $       --
                                       ---------     ----------    ---------     ----------    ----------     ----------
                                         175,867      1,856,905           --      1,847,335     3,339,087             --
                                       ---------     ----------    ---------     ----------    ----------     ----------
SVUL Policies:
 - Units in accumulation period           22,951         71,667        5,680        166,186            --         21,499
 - Unit value                          $  10.268     $   12.049    $  12.694     $   13.137    $       --     $    7.644
                                       ---------     ----------    ---------     ----------    ----------     ----------
                                         235,646        863,486       72,102      2,183,134            --        164,341
                                       ---------     ----------    ---------     ----------    ----------     ----------
SVUL II Policies:
 - Units in accumulation period           24,684         89,764       36,413        457,991            --        333,859
 - Unit value                          $   9.324     $   12.710    $  12.474     $    7.483    $       --     $    7.644
                                       ---------     ----------    ---------     ----------    ----------     ----------
                                         230,144      1,140,930      454,235      3,427,036            --      2,552,126
                                       ---------     ----------    ---------     ----------    ----------     ----------
-----------------------------------
NET ASSETS                             $ 641,657     $3,861,321    $ 526,337     $7,457,505    $3,339,087     $2,716,467
                                       =========     ==========    =========     ==========    ==========     ==========
-----------------------------------

                                     FIDELITY
                                     VIP              FIDELITY
                                     HIGH             VIP II
                                     INCOME           ASSET
                                     SERVICE CLASS    MANAGER
                                     SUBACCOUNT       SUBACCOUNT
-----------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)      $       --      $      --
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)      915,957        771,354
                                      ----------      ---------
-----------------------------------
Total Investments                        915,957        771,354
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                    40             34
                                      ----------      ---------
-----------------------------------
NET ASSETS                            $  915,917      $ 771,320
                                      ==========      =========
-----------------------------------
Percent of net assets                       0.56%          0.47%
                                      ==========      =========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period               --         72,000
 - Unit value                         $       --      $  10.713
                                      ----------      ---------
                                              --        771,320
                                      ----------      ---------
SVUL Policies:
 - Units in accumulation period            8,942             --
 - Unit value                         $    7.455      $      --
                                      ----------      ---------
                                          66,663             --
                                      ----------      ---------
SVUL II Policies:
 - Units in accumulation period          113,899             --
 - Unit value                         $    7.456      $      --
                                      ----------      ---------
                                         849,254             --
                                      ----------
-----------------------------------
NET ASSETS                            $  915,917      $ 771,320
                                      ==========      =========
-----------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statement of Assets and Liability (continued)
June 30, 2001 (unaudited)

                                                                                                                   JANUS
                                                                      FIDELITY                       JANUS         ASPEN
                                       FIDELITY         FIDELITY      VIP III          JANUS         ASPEN         SERIES
                                       VIP II           VIP II        GROWTH           ASPEN         SERIES        GLOBAL
                                       CONTRAFUND       INVESTMENT    OPPORTUNITIES    SERIES        WORLDWIDE     TECHNOLOGY
                                       SERVICE CLASS    GRADE BOND    SERVICE CLASS    BALANCED      GROWTH        SERVICE CLASS
                                       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)        $       --      $       --     $        --     $       --    $       --     $       --
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)      5,234,986       2,817,982       1,045,646      6,235,557     7,560,162      2,012,645
                                        ----------      ----------     -----------     ----------    ----------     ----------
-----------------------------------
Total Investments                        5,234,986       2,817,982       1,045,646      6,235,557     7,560,162      2,012,645
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                     229             124              46            273           330             87
                                        ----------      ----------     -----------     ----------    ----------     ----------
-----------------------------------
NET ASSETS                              $5,234,757      $2,817,858     $ 1,045,600     $6,235,284    $7,559,832     $2,012,558
                                        ==========      ==========     ===========     ==========    ==========     ==========
-----------------------------------
Percent of net assets                         3.20%           1.72%           0.64%          3.82%         4.63%          1.23%
                                        ==========      ==========     ===========     ==========    ==========     ==========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period                 --         240,724              --             --            --             --
 - Unit value                           $       --      $   11.706     $        --     $       --    $       --     $       --
                                        ----------      ----------     -----------     ----------    ----------     ----------
                                                --       2,817,858              --             --            --             --
                                        ----------      ----------     -----------     ----------    ----------     ----------
SVUL Policies:
 - Units in accumulation period            243,608              --          91,309        320,349       313,822         14,341
 - Unit value                           $    9.509      $       --     $     7.503     $   10.608    $   10.872     $    4.974
                                        ----------      ----------     -----------     ----------    ----------     ----------
                                         2,316,532              --         685,103      3,398,305     3,411,918         71,329
                                        ----------      ----------     -----------     ----------    ----------     ----------
SVUL II Policies:
 - Units in accumulation period            351,195              --          46,555        305,171       599,141        390,329
 - Unit value                           $    8.309      $       --     $     7.744     $    9.296    $    6.923     $    4.973
                                        ----------      ----------     -----------     ----------    ----------     ----------
                                         2,918,225              --         360,497      2,836,979     4,147,914      1,941,229
                                        ----------      ----------     -----------     ----------    ----------     ----------
-----------------------------------
NET ASSETS                              $5,234,757      $2,817,858     $ 1,045,600     $6,235,284    $7,559,832     $2,012,558
                                        ==========      ==========     ===========     ==========    ==========     ==========
-----------------------------------


                                                   LN
                                     LN            CAPITAL
                                     BOND          APPRECIATION
                                     SUBACCOUNT    SUBACCOUNT
-----------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)     $5,811,564     $2,557,763
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)          --             --
                                     ----------     ----------
-----------------------------------
Total Investments                     5,811,564      2,557,763
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                  255            112
                                     ----------     ----------
-----------------------------------
NET ASSETS                           $5,811,309     $2,557,651
                                     ==========     ==========
-----------------------------------
Percent of net assets                      3.56%          1.57%
                                     ==========     ==========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period              --             --
 - Unit value                        $       --     $       --
                                     ----------     ----------
                                             --             --
                                     ----------     ----------
SVUL Policies:
 - Units in accumulation period         195,363        136,528
 - Unit value                        $   11.208     $    9.472
                                     ----------     ----------
                                      2,189,618      1,293,133
                                     ----------     ----------
SVUL II Policies:
 - Units in accumulation period         322,137        180,841
 - Unit value                        $   11.243     $    6.992
                                     ----------     ----------
                                      3,621,691      1,264,518
                                     ----------     ----------
-----------------------------------
NET ASSETS                           $5,811,309     $2,557,651
                                     ==========     ==========
-----------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statement of Assets and Liability (continued)
June 30, 2001 (unaudited)

                                                     LN
                                       LN            GLOBAL        LN             LN            MFS           MFS
                                       EQUITY-       ASSET         MONEY          SOCIAL        EMERGING      TOTAL
                                       INCOME        ALLOCATION    MARKET         AWARENESS     GROWTH        RETURN
                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)       $1,806,005    $ 105,736     $17,698,820    $ 176,145     $       --    $       --
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)            --           --              --           --      6,448,952     4,539,656
                                       ----------    ---------     -----------    ---------     ----------    ----------
-----------------------------------
Total Investments                       1,806,005      105,736      17,698,820    $ 176,145     $6,448,952    $4,539,656
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                     79            5             775            8            280           199
                                       ----------    ---------     -----------    ---------     ----------    ----------
-----------------------------------
NET ASSETS                             $1,805,926    $ 105,731     $17,698,045    $ 176,137     $6,448,672    $4,539,457
                                       ==========    =========     ===========    =========     ==========    ==========
-----------------------------------
Percent of net assets                        1.11%        0.06%          10.83%        0.11%          3.95%         2.78%
                                       ==========    =========     ===========    =========     ==========    ==========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period                --           --         264,781           --        176,822       104,289
 - Unit value                          $       --    $      --     $    11.411    $      --     $   12.239    $   12.200
                                       ----------    ---------     -----------    ---------     ----------    ----------
                                               --           --       3,020,730           --      2,164,114     1,272,366
                                       ----------    ---------     -----------    ---------     ----------    ----------
SVUL Policies:
 - Units in accumulation period            44,658        4,757         249,427       12,125        216,445       112,816
 - Unit value                          $   10.323    $   9.579     $    11.011    $   9.713     $   10.067    $   11.296
                                       ----------    ---------     -----------    ---------     ----------    ----------
                                          460,988       45,572       2,744,925      117,767      2,178,875     1,274,338
                                       ----------    ---------     -----------    ---------     ----------    ----------
SVUL II Policies:
 - Units in accumulation period           128,000        6,568       1,127,924        6,845        342,440       175,936
 - Unit value                          $   10.507    $   9.159     $    10.581    $   8.527     $    6.149    $   11.327
                                       ----------    ---------     -----------    ---------     ----------    ----------
                                        1,344,938       60,159      11,932,390       58,370      2,105,683     1,992,753
                                       ----------    ---------     -----------    ---------     ----------    ----------
-----------------------------------
NET ASSETS                             $1,805,926    $ 105,731     $17,698,045    $ 176,137     $6,448,672    $4,539,457
                                       ==========    =========     ===========    =========     ==========    ==========
-----------------------------------


                                                   NB AMT
                                     MFS           MID-CAP
                                     UTILITIES     GROWTH
                                     SUBACCOUNT    SUBACCOUNT
-----------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)     $       --    $       --
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)   4,861,563     3,225,204
                                     ----------    ----------
-----------------------------------
Total Investments                    $4,861,563    $3,225,204
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                  211           138
                                     ----------    ----------
-----------------------------------
NET ASSETS                           $4,861,352    $3,225,066
                                     ==========    ==========
-----------------------------------
Percent of net assets                      2.98%         1.97%
                                     ==========    ==========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period         133,188            --
 - Unit value                        $   13.319    $       --
                                     ----------    ----------
                                      1,773,972            --
                                     ----------    ----------
SVUL Policies:
 - Units in accumulation period          84,039        74,833
 - Unit value                        $   11.573    $   11.932
                                     ----------    ----------
                                        972,570       892,880
                                     ----------    ----------
SVUL II Policies:
 - Units in accumulation period         233,597       317,588
 - Unit value                        $    9.053    $    7.343
                                     ----------    ----------
                                      2,114,810     2,332,186
                                     ----------    ----------
-----------------------------------
NET ASSETS                           $4,861,352    $3,225,066
                                     ==========    ==========
-----------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statement of Assets and Liability (continued)
June 30, 2001 (unaudited)

                                                                                                                    FTVIPT
                                                     OCC                             FTVIPT        FTVIPT           TEMPLETON
                                                     ACCUMULATION    OCC             TEMPLETON     TEMPLETON        INTERNATIONAL
                                       NB AMT        GLOBAL          ACCUMULATION    ASSET         INTERNATIONAL    SECURITIES
                                       PARTNERS      EQUITY          MANAGED         STRATEGY      SECURITIES       CLASS 2
                                       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)       $      --     $        --     $        --     $      --      $        --      $        --
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)      824,907         667,333       1,164,297       662,279        3,418,957        1,691,372
                                       ---------     -----------     -----------     ---------      -----------      -----------
-----------------------------------
Total Investments                        824,907         667,333       1,164,297       662,279        3,418,957        1,691,372
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                    36              29              51            29              148               73
                                       ---------     -----------     -----------     ---------      -----------      -----------
-----------------------------------
NET ASSETS                             $ 824,871     $   667,304     $ 1,164,246     $ 662,250      $ 3,418,809      $ 1,691,299
                                       =========     ===========     ===========     =========      ===========      ===========
-----------------------------------
Percent of net assets                       0.50%           0.41%           0.71%         0.41%            2.09%            1.04%
                                       =========     ===========     ===========     =========      ===========      ===========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period               --          57,080         105,135        59,142          328,565               --
 - Unit value                          $      --     $    11.691     $    11.074     $  11.198      $    10.405      $        --
                                       ---------     -----------     -----------     ---------      -----------      -----------
                                              --         667,304       1,164,246       662,250        3,418,809               --
                                       ---------     -----------     -----------     ---------      -----------      -----------
SVUL Policies:
 - Units in accumulation period           48,393              --              --            --               --           91,377
 - Unit value                          $   9.402     $        --     $        --     $      --      $        --      $     9.928
                                       ---------     -----------     -----------     ---------      -----------      -----------
                                         454,978              --              --            --               --          907,211
                                       ---------     -----------     -----------     ---------      -----------      -----------
SVUL II Policies:
 - Units in accumulation period           36,768              --              --            --               --           84,071
 - Unit value                          $  10.060     $        --     $        --     $      --      $        --      $     9.326
                                       ---------     -----------     -----------     ---------      -----------      -----------
                                         369,893              --              --            --               --          784,088
                                       ---------     -----------     -----------     ---------      -----------      -----------
-----------------------------------
NET ASSETS                             $ 824,871     $   667,304     $ 1,164,246     $ 662,250      $ 3,418,809      $ 1,691,299
                                       =========     ===========     ===========     =========      ===========      ===========
-----------------------------------

                                                   FTVIPT
                                     FTVIPT        TEMPLETON
                                     TEMPLETON     GROWTH
                                     GROWTH        CLASS 2
                                     SECURITIES    SECURITIES
                                     SUBACCOUNT    SUBACCOUNT
-----------------------------------
Assets
 - Investments at Market -
   Affiliated (Cost $42,083,180)     $      --     $      --
 - Investments at Market -
   Unaffiliated (Cost $144,393,395)    305,927       235,113
                                     ---------     ---------
-----------------------------------
Total Investments                      305,927       235,113
 - Liability - Payable to The
   Lincoln National Life Insurance
   Company                                  13            10
                                     ---------     ---------
-----------------------------------
NET ASSETS                           $ 305,914     $ 235,103
                                     =========     =========
-----------------------------------
Percent of net assets                     0.19%         0.14%
                                     =========     =========
-----------------------------------
Net assets are represented by:
SVUL I Policies:
 - Units in accumulation period         24,329            --
 - Unit value                        $  12.574     $      --
                                     ---------     ---------
                                       305,914            --
                                     ---------     ---------
SVUL Policies:
 - Units in accumulation period             --         9,825
 - Unit value                        $      --     $  12.188
                                     ---------     ---------
                                            --       119,745
                                     ---------     ---------
SVUL II Policies:
 - Units in accumulation period             --        11,059
 - Unit value                        $      --     $  10.431
                                     ---------     ---------
                                            --       115,358
                                     ---------     ---------
-----------------------------------
NET ASSETS                           $ 305,914     $ 235,103
                                     =========     =========
-----------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations
Six Months Ended June 30, 2001 (unaudited)

                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                                  CAPITAL         DIVERSIFIED     AIM V.I.        INTERNATIONAL   AIM V.I.
                                                  APPRECIATION    INCOME          GROWTH          EQUITY          VALUE
                                COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $      6,583,614  $          --   $         --    $           --  $          --   $        --
Mortality and expense
   guarantees:
 - SVUL I                               (163,491)        (6,478)        (2,906)          (11,814)            --       (15,971)
 - SVUL                                 (168,961)            --             --           (12,938)        (2,228)      (18,168)
 - SVUL II                              (223,915)            --             --           (12,670)        (2,957)      (12,102)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)           6,027,247         (6,478)        (2,906)          (37,422)        (5,185)      (46,241)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (1,464,951)       (29,030)        (2,836)         (338,560)       (23,941)      (74,855)
Net change in unrealized
   appreciation or
   depreciation on investments       (16,026,256)      (259,932)        12,424        (2,531,899)      (162,303)     (668,711)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (17,491,207)      (288,962)         9,588        (2,870,459)      (186,244)     (743,566)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (11,463,960) $    (295,440)  $      6,682    $   (2,907,881) $    (191,429)  $  (789,807)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                AFIS
                                GROWTH
                                CLASS 2
                                SUBACCOUNT
------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $      1,843,617
Mortality and expense
   guarantees:
 - SVUL I                                     --
 - SVUL                                   (3,061)
 - SVUL II                               (16,662)
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           1,823,894
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (53,111)
Net change in unrealized
   appreciation or
   depreciation on investments        (2,246,226)
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (2,299,337)
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (475,443)
                                ================
------------------------------

                                AFIS              AFIS            BARON           DEUTSCHE        DEUTSCHE        DEUTSCHE
                                GROWTH-           GLOBAL SMALL    CAPITAL         VIT             VIT             VIT
                                INCOME            CAPITALIZATION  ASSET           EAFE            EQUITY          SMALL
                                CLASS 2           CLASS 2         12B1            EQUITY INDEX    500 INDEX       CAP INDEX
                                SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $       560,276   $    45,420     $      3,785    $          --   $           --  $       --
Mortality and expense
   guarantees:
 - SVUL I                                    --            --               --               --          (31,207)         --
 - SVUL                                  (1,137)          (63)          (1,458)          (1,600)         (22,388)     (1,412)
 - SVUL II                              (11,348)       (1,948)            (893)            (837)         (13,461)     (2,120)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)            547,791        43,409            1,434           (2,437)         (67,056)     (3,532)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (3,486)      (15,077)           7,347           (8,241)         (77,089)       (655)
Net change in unrealized
   appreciation or
   depreciation on investments         (481,288)      (51,991)          80,540          (98,981)      (1,061,414)     62,284
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         (484,774)      (67,068)          87,887         (107,222)      (1,138,503)     61,629
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        63,017   $   (23,659)    $     89,321    $    (109,659)  $   (1,205,559) $   58,097
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------


                                DGPF              DGPF
                                HIGH YIELD        DEVON
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $        34,491   $            429
Mortality and expense
   guarantees:
 - SVUL I                                    --                 --
 - SVUL                                  (1,183)              (229)
 - SVUL II                                 (375)               (37)
                                ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)             32,933                163
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (3,323)              (319)
Net change in unrealized
   appreciation or
   depreciation on investments          (68,362)            (3,647)
                                ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (71,685)            (3,966)
                                ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (38,752)  $         (3,803)
                                ================  ================
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations (continued)
Six Months Ended June 30, 2001 (unaudited)

                                                                                                  FIDELITY        FIDELITY
                                DGPF              DGPF                                            VIP             VIP
                                EMERGING          SMALL           DGPF            DGPF            EQUITY-         GROWTH
                                MARKETS           CAP VALUE       REIT            TREND           INCOME          SERVICE CLASS
                                SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $        2,355    $      28,424   $      7,251    $          --   $     186,521   $     81,964
Mortality and expense
   guarantees:
 - SVUL I                                 (587)          (6,602)            --           (7,405)        (12,348)            --
 - SVUL                                   (844)          (2,878)          (244)          (7,653)             --           (577)
 - SVUL II                                (685)          (2,344)        (1,067)          (9,522)             --         (6,836)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)               239           16,600          5,940          (24,580)        174,173         74,551
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           2,627           20,582          1,187         (260,321)        (16,997)       (11,358)
Net change in unrealized
   appreciation or
   depreciation on investments          57,047          233,526         26,775         (229,891)       (180,834)      (210,587)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          59,674          254,108         27,962         (490,212)       (197,831)      (221,945)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       59,913    $     270,708   $     33,902    $    (514,792)  $     (23,658)  $   (147,394)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                FIDELITY
                                VIP               FIDELITY
                                HIGH              VIP II
                                INCOME            ASSET
                                SERVICE CLASS     MANAGER
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $        81,825   $         38,739
Mortality and expense
   guarantees:
 - SVUL I                                    --             (2,883)
 - SVUL                                    (252)                --
 - SVUL II                               (2,757)                --
                                ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)             78,816             35,856
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (7,059)            (2,240)
Net change in unrealized
   appreciation or
   depreciation on investments         (146,303)           (62,796)
                                ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         (153,362)           (65,036)
                                ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (74,546)  $        (29,180)
                                ================  ================
------------------------------

                                                                   FIDELITY VIP III                  JANUS ASPEN     JANUS ASPEN
                                FIDELITY VIP II   FIDELITY VIP II  GROWTH            JANUS ASPEN     SERIES          SERIES GLOBAL
                                CONTRAFUND        INVESTMENT       OPPORTUNITIES     SERIES          WORLDWIDE       TECHNOLOGY
                                SERVICE CLASS     GRADE BOND       SERVICE CLASS     BALANCED        GROWTH          SERVICE CLASS
                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $      130,744    $      113,831    $        1,945   $      79,601   $       16,579  $     12,561
Mortality and expense
   guarantees:
 - SVUL I                                   --            (9,083)               --              --               --            --
 - SVUL                                 (9,140)               --            (2,587)        (13,383)         (13,588)         (246)
 - SVUL II                              (9,016)               --            (1,137)         (9,307)         (13,887)       (7,953)
                                ----------------  --------------    --------------   --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)           112,588           104,748            (1,779)         56,911          (10,896)        4,362
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (46,535)             (630)          (34,817)        (38,676)        (111,490)     (106,021)
Net change in unrealized
   appreciation or
   depreciation on investments        (525,122)          (35,977)          (57,260)       (242,197)        (932,931)     (522,162)
                                ----------------  --------------    --------------   --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (571,657)          (36,607)          (92,077)       (280,873)      (1,044,421)     (628,183)
                                ----------------  --------------    --------------   --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (459,069)   $       68,141    $      (93,856)  $    (223,962)  $   (1,055,317) $   (623,821)
                                ================  ==============    ==============   ==============  ==============  ============
------------------------------


                                                  LN
                                LN                CAPITAL
                                BOND              APPRECIATION
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $        25,843   $        203,208
Mortality and expense
   guarantees:
 - SVUL I                                    --                 --
 - SVUL                                  (8,359)            (5,164)
 - SVUL II                               (9,596)            (3,480)
                                ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)              7,888            194,564
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            5,931            (24,765)
Net change in unrealized
   appreciation or
   depreciation on investments           97,386           (444,711)
                                ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          103,317           (469,476)
                                ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       111,205   $       (274,912)
                                ================  ================
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Operations (continued)
Six Months Ended June 30, 2001 (unaudited)

                                LN                LN              LN              LN              MFS             MFS
                                EQUITY-           GLOBAL ASSET    MONEY           SOCIAL          EMERGING        TOTAL
                                INCOME            ALLOCATION      MARKET          AWARENESS       GROWTH          RETURN
                                SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $        59,814   $       7,631   $     378,818   $      39,192   $      389,765  $   202,846
Mortality and expense
   guarantees:
 - SVUL I                                    --              --         (11,619)             --           (8,666)      (4,805)
 - SVUL                                  (1,483)           (174)        (10,486)           (453)          (8,466)      (4,524)
 - SVUL II                               (3,150)           (151)        (39,609)           (160)          (7,321)      (4,721)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)             55,181           7,306         317,104          38,579          365,312      188,796
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (3,006)           (486)             --          (1,167)         (94,398)       8,060
Net change in unrealized
   appreciation or
   depreciation on investments          (73,709)        (10,084)             --         (46,014)      (1,902,342)    (201,059)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (76,715)        (10,570)             --         (47,181)      (1,996,740)    (192,999)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (21,534)  $      (3,264)  $     317,104   $      (8,602)  $   (1,631,428) $    (4,203)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                                  NB AMT
                                MFS               MID-CAP
                                UTILITIES         GROWTH
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $       504,605   $             --
Mortality and expense
   guarantees:
 - SVUL I                                (6,721)                --
 - SVUL                                  (3,741)            (3,278)
 - SVUL II                               (6,753)            (5,935)
                                ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)            487,390             (9,213)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                          (20,239)           (77,199)
Net change in unrealized
   appreciation or
   depreciation on investments         (963,365)          (199,400)
                                ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         (983,604)          (276,599)
                                ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      (496,214)  $       (285,812)
                                ================  ================
------------------------------

                                                                                                                  FTVIPT
                                                                                  FTVIPT          FTVIPT          TEMPLETON
                                                  OCC             OCC             TEMPLETON       TEMPLETON       INTERNATIONAL
                                NB AMT            ACCUMULATION    ACCUMULATION    ASSET           INTERNATIONAL   SECURITIES
                                PARTNERS          GLOBAL EQUITY   MANAGED         STRATEGY        SECURITIES      CLASS 2
                                SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $        18,797   $     7,688     $    26,993     $      70,801   $     865,285   $    415,414
Mortality and expense
   guarantees:
 - SVUL I                                    --        (2,707)         (4,692)           (2,730)        (13,089)            --
 - SVUL                                  (1,529)           --              --                --              --         (3,584)
 - SVUL II                                 (970)           --              --                --              --         (1,916)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)             16,298         4,981          22,301            68,071         852,196        409,914
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             (892)       (4,776)          3,118            (1,715)        (10,747)        (8,898)
Net change in unrealized
   appreciation or
   depreciation on investments           (9,644)      (61,434)        (27,348)         (111,955)     (1,135,128)      (529,614)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (10,536)      (66,210)        (24,230)         (113,670)     (1,145,875)      (538,512)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         5,762   $   (61,229)    $    (1,929)    $     (45,599)  $    (293,679)  $   (128,598)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                                  FTVIPT
                                FTVIPT            TEMPLETON
                                TEMPLETON         GROWTH
                                GROWTH            SECURITIES
                                SECURITIES        CLASS 2
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Six Months Ended June 30, 2001
Net Investment Income (Loss):
 - Dividends                    $        55,053   $         41,503
Mortality and expense
   guarantees:
 - SVUL I                                (1,178)                --
 - SVUL                                      --               (463)
 - SVUL II                                   --               (232)
                                ----------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)             53,875             40,808
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            2,063               (911)
Net change in unrealized
   appreciation or
   depreciation on investments          (57,346)           (42,271)
                                ----------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (55,283)           (43,182)
                                ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        (1,408)  $         (2,374)
                                ================  ================
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets
Six Months Ended June 30, 2001 (unaudited)

                                                AIM V.I.          AIM V.I.                            AIM V.I.
                                                CAPITAL           DIVERSIFIED       AIM V.I.          INTERNATIONAL
                                                APPRECIATION      INCOME            GROWTH            EQUITY
                                COMBINED        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  121,397,944  $     1,818,046   $       702,967   $      9,703,289  $     1,092,004
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            6,027,247           (6,478)           (2,906)           (37,422)          (5,185)
 - Net realized gain (loss) on
   investments                      (1,464,951)         (29,030)           (2,836)          (338,560)         (23,941)
 - Net change in unrealized
   appreciation or
   depreciation on investments     (16,026,256)        (259,932)           12,424         (2,531,899)        (162,303)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      (11,463,960)        (295,440)            6,682         (2,907,881)        (191,429)
------------------------------
Change From Unit Transactions:
 - Participant purchases            90,869,420          244,748            57,369          3,881,715          827,834
 - Participant withdrawals         (37,409,078)        (165,675)          (44,812)          (550,713)        (104,697)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     53,460,342           79,073            12,557          3,331,002          723,137
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       41,996,382         (216,367)           19,239            423,121          531,708
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  163,394,326  $     1,601,679   $       722,206   $     10,126,410  $     1,623,712
                                ==============  ================  ================  ================  ================
------------------------------

                                                  AFIS
                                AIM V.I.          GROWTH
                                VALUE             CLASS 2
                                SUBACCOUNT        SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     10,544,240  $  2,716,493
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                (46,241)    1,823,894
 - Net realized gain (loss) on
   investments                           (74,855)      (53,111)
 - Net change in unrealized
   appreciation or
   depreciation on investments          (668,711)   (2,246,226)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                           (789,807)     (475,443)
------------------------------
Change From Unit Transactions:
 - Participant purchases               4,002,435     5,430,005
 - Participant withdrawals              (712,277)     (416,100)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                        3,290,158     5,013,905
                                ----------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          2,500,351     4,538,462
                                ----------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     13,044,591  $  7,254,955
                                ================  ============
------------------------------

                                AFIS            AFIS              BARON             DEUTSCHE          DEUTSCHE
                                GROWTH-         GLOBAL SMALL      CAPITAL           VIT               VIT
                                INCOME          CAPITALIZATION    ASSET             EAFE              EQUITY 500
                                CLASS 2         CLASS 2           12B1              EQUITY INDEX      INDEX
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    1,106,826  $     447,210     $       468,127   $       458,649   $     15,029,568
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                              547,791         43,409               1,434            (2,437)           (67,056)
 - Net realized gain (loss) on
   investments                          (3,486)       (15,077)              7,347            (8,241)           (77,089)
 - Net change in unrealized
   appreciation or
   depreciation on investments        (481,288)       (51,991)             80,540           (98,981)        (1,061,414)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                           63,017        (23,659)             89,321          (109,659)        (1,205,559)
------------------------------
Change From Unit Transactions:
 - Participant purchases             3,792,256        259,668             431,229           606,424          5,750,179
 - Participant withdrawals            (275,872)       (39,330)            (48,735)          (41,426)          (801,158)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      3,516,384        220,338             382,494           564,998          4,949,021
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        3,579,401        196,679             471,815           455,339          3,743,462
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $    4,686,227  $     643,889     $       939,942   $       913,988   $     18,773,030
                                ==============  ================  ================  ================  ================
------------------------------

                                DEUTSCHE
                                VIT
                                SMALL             DGPF          DGPF
                                CAP INDEX         HIGH YIELD    DEVON
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $        704,182  $   259,367   $     60,956
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                 (3,532)      32,933            163
 - Net realized gain (loss) on
   investments                              (655)      (3,323)          (319)
 - Net change in unrealized
   appreciation or
   depreciation on investments            62,284      (68,362)        (3,647)
                                ----------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                             58,097      (38,752)        (3,803)
------------------------------
Change From Unit Transactions:
 - Participant purchases                 468,152      284,667         20,234
 - Participant withdrawals               (50,804)     (29,802)        (3,439)
                                ----------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                          417,348      254,865         16,795
                                ----------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            475,445      216,113         12,992
                                ----------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $      1,179,627  $   475,480   $     73,948
                                ================  ============  ============
------------------------------

   See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets (continued)
Six Months Ended June 30, 2001 (unaudited)

                                                                                                      FIDELITY
                                DGPF            DGPF                                                  VIP
                                EMERGING        SMALL             DGPF              DGPF              EQUITY-
                                MARKETS         CAP VALUE         REIT              TREND             INCOME
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     411,483   $      2,567,281  $       114,398   $      5,892,759  $      2,695,870
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                 239             16,600            5,940            (24,580)          174,173
 - Net realized gain (loss) on
   investments                          2,627             20,582            1,187           (260,321)          (16,997)
 - Net change in unrealized
   appreciation or
   depreciation on investments         57,047            233,526           26,775           (229,891)         (180,834)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                          59,913            270,708           33,902           (514,792)          (23,658)
------------------------------
Change From Unit Transactions:
 - Participant purchases              218,629          1,199,478          400,589          2,734,811           787,499
 - Participant withdrawals            (48,368)          (176,146)         (22,552)          (655,273)         (120,624)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       170,261          1,023,332          378,037          2,079,538           666,875
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         230,174          1,294,040          411,939          1,564,746           643,217
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     641,657   $      3,861,321  $       526,337   $      7,457,505  $      3,339,087
                                ==============  ================  ================  ================  ================
------------------------------

                                                  FIDELITY
                                FIDELITY          VIP            FIDELITY
                                VIP               HIGH           VIP II
                                GROWTH            INCOME         ASSET
                                SERVICE CLASS     SERVICE CLASS  MANAGER
                                SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     1,060,950   $    579,296   $    689,854
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                74,551         78,816         35,856
 - Net realized gain (loss) on
   investments                          (11,358)        (7,059)        (2,240)
 - Net change in unrealized
   appreciation or
   depreciation on investments         (210,587)      (146,303)       (62,796)
                                ----------------  ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                          (147,394)       (74,546)       (29,180)
------------------------------
Change From Unit Transactions:
 - Participant purchases              1,953,784        462,673        135,492
 - Participant withdrawals             (150,873)       (51,506)       (24,846)
                                ----------------  ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       1,802,911        411,167        110,646
                                ----------------  ------------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         1,655,517        336,621         81,466
                                ----------------  ------------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     2,716,467   $    915,917   $    771,320
                                ================  ============   ============
------------------------------

                                                                  FIDELITY                            JANUS
                                FIDELITY        FIDELITY          VIP III           JANUS             ASPEN
                                VIP II          VIP II            GROWTH            ASPEN             SERIES
                                CONTRAFUND      INVESTMENT        OPPORTUNITIES     SERIES            WORLDWIDE
                                SERVICE CLASS   GRADE BOND        SERVICE CLASS     BALANCED          GROWTH
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   3,636,847   $      2,033,629  $       855,268   $      5,057,018  $      5,954,708
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             112,588            104,748           (1,779)            56,911           (10,896)
 - Net realized gain (loss) on
   investments                        (46,535)              (630)         (34,817)           (38,676)         (111,490)
 - Net change in unrealized
   appreciation or
   depreciation on investments       (525,122)           (35,977)         (57,260)          (242,197)         (932,931)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        (459,069)            68,141          (93,856)          (223,962)       (1,055,317)
------------------------------
Change From Unit Transactions:
 - Participant purchases            2,338,110            772,876          370,319          1,756,310         3,124,706
 - Participant withdrawals           (281,131)           (56,788)         (86,131)          (354,082)         (464,265)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     2,056,979            716,088          284,188          1,402,228         2,660,441
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       1,597,910            784,229          190,332          1,178,266         1,605,124
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   5,234,757   $      2,817,858  $     1,045,600   $      6,235,284  $      7,559,832
                                ==============  ================  ================  ================  ================
------------------------------

                                JANUS
                                ASPEN
                                SERIES
                                GLOBAL                          LN
                                TECHNOLOGY        LN            CAPITAL
                                SERVICE CLASS     BOND          APPRECIATION
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     2,086,095   $  3,159,712  $  1,561,453
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                 4,362          7,888       194,564
 - Net realized gain (loss) on
   investments                         (106,021)         5,931       (24,765)
 - Net change in unrealized
   appreciation or
   depreciation on investments         (522,162)        97,386      (444,711)
                                ----------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                          (623,821)       111,205      (274,912)
------------------------------
Change From Unit Transactions:
 - Participant purchases                633,431      2,802,512     1,401,399
 - Participant withdrawals              (83,147)      (262,120)     (130,289)
                                ----------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                         550,284      2,540,392     1,271,110
                                ----------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           (73,537)     2,651,597       996,198
                                ----------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     2,012,558   $  5,811,309  $  2,557,651
                                ================  ============  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Statements of Changes in Net Assets (continued)
Six Months Ended June 30, 2001 (unaudited)

                                                LN
                                LN              GLOBAL            LN                LN                MFS
                                EQUITY-         ASSET             MONEY             SOCIAL            EMERGING
                                INCOME          ALLOCATION        MARKET            AWARENESS         GROWTH
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $      552,955  $        69,732   $     15,314,983  $       139,010   $      6,347,778
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               55,181            7,306            317,104           38,579            365,312
 - Net realized gain (loss) on
   investments                          (3,006)            (486)                --           (1,167)           (94,398)
Net change in unrealized
   appreciation or
   depreciation on investments         (73,709)         (10,084)                --          (46,014)        (1,902,342)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                          (21,534)          (3,264)           317,104           (8,602)        (1,631,428)
------------------------------
Change From Unit Transactions:
 - Participant purchases             1,334,243           46,516         31,568,914           54,507          2,093,224
 - Participant withdrawals             (59,738)          (7,253)       (29,502,956)          (8,778)          (360,902)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      1,274,505           39,263          2,065,958           45,729          1,732,322
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        1,252,971           35,999          2,383,062           37,127            100,894
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $    1,805,926  $       105,731   $     17,698,045  $       176,137   $      6,448,672
                                ==============  ================  ================  ================  ================
------------------------------


                                MFS                             NB AMT
                                TOTAL             MFS           MID-CAP
                                RETURN            UTILITIES     GROWTH
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $      2,714,793  $  3,354,207  $  1,591,073
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                188,796       487,390        (9,213)
 - Net realized gain (loss) on
   investments                             8,060       (20,239)      (77,199)
Net change in unrealized
   appreciation or
   depreciation on investments          (201,059)     (963,365)     (199,400)
                                ----------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                             (4,203)     (496,214)     (285,812)
------------------------------
Change From Unit Transactions:
 - Participant purchases               2,046,937     2,242,141     2,131,790
 - Participant withdrawals              (218,070)     (238,782)     (211,985)
                                ----------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                        1,828,867     2,003,359     1,919,805
                                ----------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          1,824,664     1,507,145     1,633,993
                                ----------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $      4,539,457  $  4,861,352  $  3,225,066
                                ================  ============  ============
------------------------------

                                                OCC                                 FTVIPT            FTVIPT
                                                ACCUMULATION      OCC               TEMPLETON         TEMPLETON
                                NB AMT          GLOBAL            ACCUMULATION      ASSET             INTERNATIONAL
                                PARTNERS        EQUITY            MANAGED           STRATEGY          SECURITIES
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     367,110   $     711,597     $     1,191,391   $       701,970   $     3,305,737
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                              16,298           4,981              22,301            68,071           852,196
 - Net realized gain (loss) on
   investments                           (892)         (4,776)              3,118            (1,715)          (10,747)
 - Net change in unrealized
   appreciation or
   depreciation on investments         (9,644)        (61,434)            (27,348)         (111,955)       (1,135,128)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                           5,762         (61,229)             (1,929)          (45,599)         (293,679)
------------------------------
Change From Unit Transactions:
 - Participant purchases              480,573          71,366              82,315            31,952           576,159
 - Participant withdrawals            (28,574)        (54,430)           (107,531)          (26,073)         (169,408)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       451,999          16,936             (25,216)            5,879           406,751
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         457,761         (44,293)            (27,145)          (39,720)          113,072
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     824,871   $     667,304     $     1,164,246   $       662,250   $     3,418,809
                                ==============  ================  ================  ================  ================
------------------------------

                                FTVIPT                          FTVIPT
                                TEMPLETON         FTVIPT        TEMPLETON
                                INTERNATIONAL     TEMPLETON     GROWTH
                                SECURITIES        GROWTH        SECURITIES
                                CLASS 2           SECURITIES    CLASS 2
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     1,136,452   $   295,806   $    134,805
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               409,914        53,875         40,808
 - Net realized gain (loss) on
   investments                           (8,898)        2,063           (911)
 - Net change in unrealized
   appreciation or
   depreciation on investments         (529,614)      (57,346)       (42,271)
                                ----------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                          (128,598)       (1,408)        (2,374)
------------------------------
Change From Unit Transactions:
 - Participant purchases                779,150        62,719        117,381
 - Participant withdrawals              (95,705)      (51,203)       (14,709)
                                ----------------  ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                         683,445        11,516        102,672
                                ----------------  ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           554,847        10,108        100,298
                                ----------------  ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     1,691,299   $   305,914   $    235,103
                                ================  ============  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account R
Notes to financial statements (unaudited)

1. Accounting policies and variable account information
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account R (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of three products which are listed below.

     -  SVUL I

     -  SVUL

     -  SVUL II

   The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of the Company.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the financial statements and notes as of December 31, 2000 included in this registration statement.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                          (JUNE 30, 2001 - UNAUDITED)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS
(UNAUDITED)

                                                              JUNE 30     JUNE 30
                                                              2001        2000
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,169.3   $22,358.3
------------------------------------------------------------
Preferred stocks                                                  296.7       255.0
------------------------------------------------------------
Unaffiliated common stocks                                        114.7       163.7
------------------------------------------------------------
Affiliated common stocks                                          742.4       657.9
------------------------------------------------------------
Mortgage loans on real estate                                   4,072.6     4,226.7
------------------------------------------------------------
Real estate                                                       293.1       279.5
------------------------------------------------------------
Policy loans                                                    1,714.0     1,676.7
------------------------------------------------------------
Other investments                                                 525.0       487.3
------------------------------------------------------------
Cash and short-term investments                                   955.7     1,111.6
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     30,883.5    31,216.7
------------------------------------------------------------
Premiums and fees in course of collection                         232.0       198.3
------------------------------------------------------------
Accrued investment income                                         475.7       446.4
------------------------------------------------------------
Reinsurance recoverable                                           186.4       135.0
------------------------------------------------------------
Funds withheld by ceding companies                                104.3        71.7
------------------------------------------------------------
Federal and foreign income taxes recoverable from parent
company                                                           192.0       111.1
------------------------------------------------------------
Company owned policies and contracts                              340.7       179.5
------------------------------------------------------------
Goodwill                                                           35.8        40.8
------------------------------------------------------------
Other admitted assets                                             113.8        61.1
------------------------------------------------------------
Separate account assets                                        41,040.1    47,854.4
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $73,604.3   $80,315.0
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $27,826.0   $12,411.7
------------------------------------------------------------
Other policyholder funds                                          101.1    15,613.3
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       671.0       803.2
------------------------------------------------------------
Funds held under reinsurance treaties                           1,122.5       832.2
------------------------------------------------------------
Asset valuation reserve                                           487.0       520.8
------------------------------------------------------------
Interest maintenance reserve                                       24.6        35.5
------------------------------------------------------------
Other liabilities                                                 651.3       491.2
------------------------------------------------------------
Net transfers due from separate accounts                         (977.7)     (900.0)
------------------------------------------------------------
Separate account liabilities                                   41,039.2    47,854.4
------------------------------------------------------------  ---------   ---------
Total liabilities                                              70,945.0    77,662.3
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding--10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     2,006.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (621.8)     (628.4)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,659.3     2,652.7
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $73,604.3   $80,315.0
------------------------------------------------------------  =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2001       2000
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $3,279.8   $3,970.6
------------------------------------------------------------
Net investment income                                          1,070.5    1,077.1
------------------------------------------------------------
Amortization of the interest maintenance reserve                   8.2       11.9
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded          196.0      316.9
------------------------------------------------------------
Expense charges on deposit funds                                  36.7       78.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                     294.0      290.2
------------------------------------------------------------
Other income                                                      88.3       30.1
------------------------------------------------------------  --------   --------
Total revenues                                                 4,973.5    5,775.6
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               4,605.4    4,176.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses            3.5    1,227.3
------------------------------------------------------------  --------   --------
Total benefits and expenses                                    4,608.9    5,403.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                      364.6      372.2
------------------------------------------------------------
Dividends to policyholders                                        36.5       38.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                 328.1      333.8
------------------------------------------------------------
Federal and foreign income taxes                                  40.9       27.7
------------------------------------------------------------  --------   --------
Gain (loss) from operations before net realized gain on
investments                                                      287.2      306.1
------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax
expense and excluding net transfers to the interest
maintenance reserve                                             (109.4)     (14.4)
------------------------------------------------------------  --------   --------
Net income (loss)                                             $  177.8   $  291.7
------------------------------------------------------------  ========   ========

See accompanying notes.                                                      F-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2001       2000
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
Capital and surplus at beginning of period                    $2,679.1   $2,526.5
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                       177.8      291.7
------------------------------------------------------------
Difference in cost and admitted investment amounts              (123.4)      22.2
------------------------------------------------------------
Nonadmitted assets                                               160.9       (7.3)
------------------------------------------------------------
Amortization of gain on reinsurance of disability income
business                                                          (3.6)      (4.0)
------------------------------------------------------------
Asset valuation reserve                                           37.7      (29.9)
------------------------------------------------------------
Cumulative effect of changes in accounting principles             (4.2)       0.0
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 2000                                         0.0       63.5
------------------------------------------------------------
Dividends to shareholder                                        (265.0)    (210.0)
------------------------------------------------------------  --------   --------
Capital and surplus at end of period                          $2,659.3   $2,652.7
------------------------------------------------------------  ========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD ENDED
                                                              JUNE 30
                                                              2001         2000
                                                              ----------   ----------
                                                              (IN MILLIONS)
                                                              -----------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 3,726.8    $ 3,821.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                  53.7        451.8
------------------------------------------------------------
Investment income received                                        977.2      1,048.5
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      294.0        290.2
------------------------------------------------------------
Benefits paid                                                  (4,602.8)    (4,965.8)
------------------------------------------------------------
Insurance expenses paid                                          (603.6)    (1,050.0)
------------------------------------------------------------
Federal income taxes recovered (paid)                            (135.9)       (80.1)
------------------------------------------------------------
Dividends to policyholders                                        (39.8)       (39.4)
------------------------------------------------------------
Other income received and expenses paid, net                      300.4        (72.3)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) operating activities               (30.0)      (595.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      4,082.4      2,209.0
------------------------------------------------------------
Purchase of investments                                        (4,447.2)    (1,691.5)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans             347.1        132.3
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) investing activities               (17.7)       649.8
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                     0.0         63.5
------------------------------------------------------------
Repayment of borrowings from shareholder                         (180.0)      (205.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (265.0)      (210.0)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) financing activities              (445.0)      (351.5)
------------------------------------------------------------
Net increase (decrease) in cash and short-term investments       (492.7)      (297.6)
------------------------------------------------------------
Cash and short-term investments at beginning of period          1,448.4      1,409.2
------------------------------------------------------------  ---------    ---------
Cash and short-term investments at end of period              $   955.7    $ 1,111.6
------------------------------------------------------------  =========    =========

See accompanying notes.                                                      F-5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENT -- STATUTORY BASIS
(UNAUDITED)

--------------------------------------------------------------------------------
1. BASIS OF PRESENTATION

The accompanying financial statements of Lincoln National Life Insurance Company have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners, except to the extent that Indiana State law differs, and except that these financial statements do not contain complete notes.

The Indiana Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of Indiana for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Indiana Insurance Law. The company's financial statements for June 30, 2001 were completed following the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual, version effective January 1, 2001, (NAIC SAP). The NAIC SAP has been adopted as a component of prescribed or permitted practices by the state of Indiana. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

Accounting changes adopted to conform to the provisions of the NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of approximately $4,160,000 as of January 1, 2001.

These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the statutory-basis financial statements and notes as of December 31, 2000, 1999, and 1998 included in this registration statement.

--------------------------------------------------------------------------------
2. SUBSEQUENT EVENTS

As of the date of this Prospectus, LNC is a party to an agreement for the sale of its life reinsurance business to Swiss Re Life & Health America Inc. (Swiss
Re). This sale will include the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also includes a sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries:
Lincoln National Reassurance Company and Lincoln National Health & Casualty Insurance Company, Indiana Insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. The sale should be completed by December 31, 2001.

                                  PROSPECTUS 1

                  Incorporated by reference to Post-Effective
                  Amendment No. 2 to Registration Statement on
                  Form S-6 (File No. 333-33782) filed on
                  April 17, 2001.

                          SUPPLEMENT FOR PROSPECTUS 2

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

                        SUPPLEMENT DATED         , 2001
                  TO THE PROSPECTUSES DATED SEPTEMBER 4, 2001
                        WHICH DESCRIBES LINCOLN SVUL-II

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices":

You may also choose Riders offered for this Policy. These may alter the benefits or charges in the Policy. They also may vary by issue state, and may have tax consequences to you. See Page 36.

2. The following is added to the HIGHLIGHTS section, on page 5, "Insurance Charges and Fees" sub-section immediately after the paragraph beginning "Surrender in full."

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal. There is a one-time administrative charge of not more than $250 for this Rider. See page 36.

3. The following is added to the end of the "Monthly Deduction" section of CHARGES AND FEES on page 25.

If you select the Estate Tax Repeal Rider, there is a one-time administrative charge of not more than $250.

4. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 26.

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal, as defined in the Riders section of this Prospectus.

5. The following is added to the end of the "Surrender Value" section of POLICY LIQUIDITY on page 32:

If you select the Estate Tax Repeal Rider, and you satisfy its requirements, you may surrender the Policy without being subject to Surrender Charges. This is a limited benefit, and is subject to our specific definition of Estate Tax Repeal, as defined in the Riders section of this Prospectus.

6. The following is added to the beginning of the "Riders" section of OTHER POLICY PROVISIONS on page 36.

Riders may be offered to you which alter the benefit or charges in the Policy. The Riders offered may vary by issue state, and may have tax consequences to you.

ESTATE TAX REPEAL RIDER

This Rider, if desired, must be selected at the time of application. It may be added to existing Policies, subject to state availability and administrative requirements. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to surrender your Policy for an amount equal to the Surrender Value of the Policy, determined as of the date of surrender, without paying the applicable Surrender Charge.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836)at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins a 12-month "window" for you to exercise the Rider) is the later of
1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

There is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

If the Policy lapses and is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

                                  PROSPECTUS 2

                  Incorporated by reference to Post-Effective
                  Amendment No. 3 to Registration Statement on
                  Form S-6 (File No. 333-33782) filed on
                  August 17, 2001.

                                    PART II

FEES AND CHARGES REPRESENTATION

                    Lincoln Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

UNDERTAKING TO FILE REPORTS

                    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

INDEMNIFICATION

                    (a) Brief description of indemnification provisions.

                        In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

                        In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

                        Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

                    (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

                        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

                    This Post-Effective Amendment No. 4 to this Registration Statement comprises the following papers and documents:

                    The facing sheet; A cross-reference sheet (reconciliation and tie); Prospectus One, consisting of 103 pages (incorporated by reference); Prospectus Two, consisting of 129 pages (incorporated by reference); Supplement 1, consisting of 22 pages; Supplement 2, consisting of 2 pages; The undertaking to file reports; The fees and charges representation; Statements regarding indemnification; The signatures.

                    The written consents of the following persons:
                    Robert A. Picarello, Esq.
                    Vaughn W. Robbins, FSA
                    Ernst & Young LLP, Independent Auditors

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
     (1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)
     (2)  Not applicable.
     (3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Advisors Corp.(6) and an amendment dated August 1, 2001 filed herewith
          (b)  Commission Schedule for Variable Life Policies.(3)
     (4)  Not applicable.
     (5)  (a)  Form of Policy and Application.(1)
          (b)  Riders.(1)
          (c)  Form of Contract LN 655, Form of Application B10409(5)
          (d)  Coverage Protection Rider, Form LN655.(7)
          (e)  Death Benefit Option 3 Amendment, Form B10425.(7)
          (f)  Estate Tax Repeal Rider -- Policy Form LR511
     (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(4)
          (b)  Bylaws of The Lincoln National Life Insurance Company.(4)
     (7)  Not applicable.
     (8)  Fund Participation Agreements and Amendments thereto.
          Forms of Agreements between The Lincoln National Life Insurance Company and:
          (a)  AIM Variable Insurance Funds.(7)
          (b)  Alliance Variable Products Series Fund, Inc.(8)
          (c)  American Funds Insurance Series.(7)
          (d)  Baron Capital Funds Trust.(7)
          (e)  BT Insurance Funds Trust.(7)
          (f)  Delaware Group Premium Fund.(7)
          (g)  Fidelity Variable Insurance Products Fund.(7)
          (h)  Franklin Templeton Variable Products Series Fund.(7)
          (i)  Janus Aspen Series.(7)
          (j)  Lincoln National.(7)
          (k)  MFS-Registered Trademark- Variable Insurance Trust.(7)
          (l)  Neuberger Berman Advisers Management Trust.(7)
          (m)  Putnam Variable Trust.(8)
     (9) Services Agreement between The Lincoln National Life Insurance Co. and Delaware Management Co.(2)
    (10)  See Exhibit 1(3).
2.        See Exhibit 1(3).
3.        Opinion and Consent of Counsel.
4.        Not applicable.
5.        Not applicable.
6.        Opinion and consent of Actuary.
7.        Consent of Ernst & Young LLP, Independent Auditors.
8.        Not applicable.

--------------------------
(1) Incorporated by reference to Registrant's registration statement on Form S-6 (File No. 333-43107) filed on December 23, 1997
(2) Incorporated by reference to Registration Statement on Form S-6 (File
    No. 33-40745) filed on November 21, 1997.
(3) Incorporated by reference to Registration Statement on Form S-6 (File
    No. 333-42479) filed on April 28, 1998.
(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(5) Incorporated by Reference to Registration Statement on Form S-6
    (File 333-33782) filed on March 30, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-82663) filed on April 13, 2000.
(7) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-33782) filed on April 17, 2001.
(8) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-52572) filed on August 1, 2001.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account R (File No. 333-33782), has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 14th day of September, 2001.

                                 LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                 ACCOUNT R (Registrant)

                                 By:             /s/ GARY W. PARKER
                                      ----------------------------------------
                                                   Gary W. Parker
                                               SENIOR VICE PRESIDENT,
                                        THE LINCOLN NATIONAL LIFE INSURANCE
                                                      COMPANY

                                 By:    THE LINCOLN NATIONAL LIFE INSURANCE
                                                      COMPANY
                                                    (DEPOSITOR)

                                 By:             /s/ GARY W. PARKER
                                      ----------------------------------------
                                                   Gary W. Parker
                                               SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-33782) has been signed below on September 14, 2001 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

                   SIGNATURE                                             TITLE
                   ---------                                             -----
               /s/ JON A. BOSCIA*                 President and Director (Principal Executive
     --------------------------------------        Officer)
                 Jon A. Boscia

               /s/ JOHN H. GOTTA*                 Chief Executive Officer of Life Insurance, Senior
     --------------------------------------        Vice President, Assistant Secretary, and Director
                 John H. Gotta

             /s/ LORRY J. STENSRUD*               Chief Executive Officer of Annuities, Executive
     --------------------------------------        Vice President and Director
               Lorry J. Stensrud

            /s/ LAWRENCE T. ROWLAND*
     --------------------------------------       Executive Vice President and Director
              Lawrence T. Rowland

               /s/ JANET CHRZAN*                  Senior Vice President, Chief Financial Officer and
     --------------------------------------        Director (Principal Financial Officer)
                  Janet Chrzan

               /s/ SEE YENG QUEK*
     --------------------------------------       Chief Investment Officer and Director
                 See Yeng Quek

            /s/ C.E. HALDEMAN, JR.*
     --------------------------------------       Director
            Charles E. Haldeman, Jr.

            /s/ RICHARD C. VAUGHAN*
     --------------------------------------       Director
               Richard C. Vaughan

                                          *By:         /s/ GARY W. PARKER
                                              ----------------------------------
                                                Gary W. Parker, pursuant to a
                                               Power of Attorney filed with this
                                               Post-Effective Amendment No. 4 to
                                                  the Registration Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 28th day of January, 2000.

                   SIGNATURE                                             TITLE
                   ---------                                             -----
               /s/ JON A. BOSCIA
     --------------------------------------       President and Director
                 Jon A. Boscia

               /s/ JOHN H. GOTTA                  Chief Executive Officer of Life Insurance, Senior
     --------------------------------------        Vice President, Assistant Secretary, and Director
                 John H. Gotta

             /s/ STEPHEN H. LEWIS *               Interim Chief Executive Officer of Annuities,
     --------------------------------------        Senior Vice President and Director
                Stephen H. Lewis

             /s/ RICHARD C. VAUGHAN
     --------------------------------------       Director
               Richard C. Vaughan

 STATE OF INDIANA          )
                           )SS:
 COUNTY OF ALLEN           )
                                        * Subscribed and sworn to before me this
                                        28th day of January, 2000

                                        /s/ JANET L. LINDENBERG
                                        -------------------------------
                                        Notary Public
                                        Commission Expires: 7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 31st day of January, 2000.

                   SIGNATURE                                             TITLE
                   ---------                                             -----
            /s/ LAWRENCE T. ROWLAND
     --------------------------------------       Executive Vice President and Director
              Lawrence T. Rowland

               /s/ KEITH J. RYAN                  Vice President, Controller and Chief Accounting
     --------------------------------------        Officer
                 Keith J. Ryan

 STATE OF INDIANA          )
                           )SS:
 COUNTY OF ALLEN           )
                                        Subscribed and sworn to before me this
                                        31st day of January, 2000

                                        /s/ JANET L. LINDENBERG
                                        -------------------------------
                                        Notary Public
                                        Commission Expires: 7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 11th day of August, 2000.

                   SIGNATURE                                             TITLE
                   ---------                                             -----
             /s/ LORRY J. STENSRUD                Chief Executive Officer of Annuities, Executive
     --------------------------------------        Vice President and Director
               Lorry J. Stensrud

 STATE OF INDIANA          )
                           )SS:
 COUNTY OF ALLEN           )
                                        Subscribed and sworn to before me this
                                        11th day of August, 2000

                                        /s/ SHARLENE K. GEER
                                        -------------------------------
                                        Notary Public
                                        Commission Expires: 2/29/08

                /s/ JANET CHRZAN                  Senior Vice President, Chief Financial Officer and
     --------------------------------------        Director
                  Janet Chrzan

 STATE OF INDIANA          )
                           )SS:
 COUNTY OF ALLEN           )
                                        Subscribed and sworn to before me this
                                        11th day of August, 2000

                                        /s/ JANET L. LINDENBERG
                                        -------------------------------
                                        Notary Public
                                        Commission Expires: 7-10-01

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 9th day of August, 2000.

                   SIGNATURE                                             TITLE
                   ---------                                             -----
            /s/ C. E. HALDEMAN, JR.
     --------------------------------------                            Director
            Charles E. Haldeman, Jr.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 3rd day of August 2001.

                   SIGNATURE                                             TITLE
                   ---------                                             -----
               /s/ SEE YENG QUEK
     --------------------------------------       Chief Investment Officer and Director
                 See Yeng Quek